File Nos. 033-06510 and 811-04706

As filed with the Securities and Exchange Commission on May 31, 2017.

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 58	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 59	[X]

Templeton Income Trust
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of Principal Executive Offices) (Zip Code)
(954) 527-7500
(Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on June 9, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(i)
[ ]	on (date) pursuant to paragraph (a)(i)
[ ]	75 days after filing pursuant to paragraph (a)(ii)
[ ]	on (date) pursuant to paragraph (a)(i) of rule 485

If appropriate check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (Amendment) to the Registrant’s registration statement on Form N-1A (Amendment) is being filed pursuant to 485(a)(b) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940 to amend and supplement Post-Effective Amendment No. 56/57 to the Registrant's registration statement on Form N-1A (PEA 56/57) filed on April 27, 2017 (Accession No. 0001379491-17-002418) as it relates only to the prospectuses (Part A) and statements of additional information (SAI) (Part B) of the Templeton Global Bond Fund and Templeton Global Total Return Fund, each a series of Registrant (Funds).  The prospectuses and SAIs of the Funds, as filed in PEA 56/57, are incorporated into this Amendment by reference.  This Amendment is being filed to register an additional class of shares for the Fund under the 1933 Act.  This Amendment does not otherwise delete, amend or supersede any other information relating to any other series of the Registrant.

TL1 P1 06/17

SUPPLEMENT DATED JUNE 9, 2017

TO THE PROSPECTUS DATED MAY 1, 2017

OF

EACH OF THE LISTED FUNDS

TEMPLETON INCOME TRUST

Templeton Global Bond Fund

Templeton Global Total Return Fund

The prospectus is amended as follows:

I.          The Templeton Global Bond Fund and Templeton Global Total Return Fund (each, a “Fund” and together, the “Funds”) will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, each Fund will offer six classes of shares, Class A, Class T, Class C, Class R, Class R6 and Advisor Class shares.

II.          The Fund’s classes on the cover of the prospectus are replaced with the following:

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Templeton Global Bond Fund	TPINX	Pending	TEGBX	FGBRX	FBNRX	TGBAX
Templeton Global Total Return Fund	TGTRX	Pending	TTRCX	FRRGX	FTTRX	TTRZX

III.         The following replaces the “Fund Summaries – Templeton Global Bond Fund – Fees and Expenses of the Fund” section of the prospectus beginning on page 13:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. You may qualify for sales charge discounts in Class T if you invest at least $250,000 in the Fund at one time. More information about these and other discounts is available from your financial professional and under “Your Account” on page 144 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 80 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class T1	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	2.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	None	1.00%	None	None	None

1. The Fund began offering Class T shares on June 12, 2017.

2. There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Management fees	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and service (12b-1) fees	0.25%	0.25%	0.65%	0.50%	None	None
Other expenses[1]	0.23%	0.23%	0.23%	0.23%	0.07%	0.23%
Acquired fund fees and expenses[2]	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Total annual Fund operating expenses[2]	0.99%	0.99%	1.39%	1.24%	0.58%	0.74%
Fee waiver and/or expense reimbursement[3]	-0.06%	-0.06%	-0.06%	-0.06%	-0.06%	-0.06%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.93%	0.93%	1.33%	1.18%	0.52%	0.68%

1. The Fund began offering Class T shares on June 12, 2017.  Other expenses for Class T are based on estimated amounts for the current fiscal year.

2.         Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect operating expenses of the Fund and do not include acquired fund fees and expenses.

3. The investment manager has contractually agreed in advance to reduce (waive) its fees as a result of the Fund’s investments in Franklin Templeton affiliated funds (acquired funds), including a Franklin Templeton money fund, for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$516	$721	$944	$1,584
Class T	$343	$552	$778	$1,430
Class C	$235	$434	$756	$1,668
Class R	$120	$388	$676	$1,498
Class R6	$56	$183	$322	$727
Advisor Class	$69	$231	$406	$915
If you do not sell your shares:
Class C	$135	$434	$756	$1,668

IV.        The following is added to the “Fund Summaries – Templeton Global Bond Fund – Performance – Average Annual Total Returns” table on page 21 of the prospectus:

	1 Year	5 Years	10 Years
Templeton Global Bond Fund - Class T	3.54%	3.58%	6.27%

V.         The following replaces the first paragraph after the “Average Annual Total Returns” table in the “Fund Summaries – Templeton Global Bond Fund – Performance” section on page 21 of the prospectus:

Historical performance for Class T and Class R shares prior to their inception is based on the performance of Class A shares. Class T and Class R performance has been adjusted to reflect differences in 12b‑1 expenses (with respect to Class R only) and sales charges between classes.

VI.        In the “Fund Summaries – Templeton Global Bond Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 22 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733-8030), or by telephone at (800) 632-2301. For Class A, T, C and R, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

VII.       The following replaces the “Fund Summaries – Templeton Global Total Return Fund – Fees and Expenses of the Fund” section of the prospectus beginning on page 23:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. You may qualify for sales charge discounts in Class T if you invest at least $250,000 in the Fund at one time. More information about these and other discounts is available from your financial professional and under “Your Account” on page 144 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 80 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class T1	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	2.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	None	1.00%	None	None	None

1. The Fund began offering Class T shares on June 12, 2017.

2. There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Management fees	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Distribution and service (12b-1) fees	0.25%	0.25%	0.65%	0.50%	None	None
Other expenses[1]	0.24%	0.24%	0.24%	0.24%	0.11%	0.24%
Acquired fund fees and expenses[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses[2]	1.11%	1.11%	1.51%	1.36%	0.73%	0.86%
Fee waiver and/or expense reimbursement[3]	-0.03%	-0.03%	-0.03%	-0.03%	-0.03%	-0.03%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	1.08%	1.08%	1.48%	1.33%	0.70%	0.83%

1. The Fund began offering Class T shares on June 12, 2017.  Other expenses for Class T are based on estimated amounts for the current fiscal year.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect operating expenses of the Fund and do not include acquired fund fees and expenses.

3. The investment manager has contractually agreed in advance to reduce (waive) its fee as a result of the Fund’s investment in Franklin Templeton affiliated funds (acquired funds), including a Franklin Templeton money fund (acquired fund) for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$531	$761	$1,010	$1,722
Class T	$358	$592	$845	$1,570
Class C	$251	$475	$823	$1,804
Class R	$136	$429	$744	$1,637
Class R6	$72	$231	$404	$906
Advisor Class	$85	$272	$476	$1,062
If you do not sell your shares:
Class C	$151	$475	$823	$1,804

VIII.       The following is added to the “Fund Summaries – Templeton Global Total Return Fund – Performance – Average Annual Total Returns” table on page 31 of the prospectus:

	1 Year	5 Years	10 Years
Templeton Global Total Return Fund - Class T	5.74%	4.47%	7.74%

Historical performance for Class T shares prior to their inception is based on the performance of Class A shares.  Class T shares performance has been adjusted to reflect differences in sales charges between classes.

IX.        In the “Fund Summaries – Templeton Global Total Return Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 32 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733-8030), or by telephone at (800) 632-2301. For Class A, T, C and R, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

X.         The first table of the “Your Account – Choosing a Share Class” section on page 144 is replaced with the following:

Class A	Class T	Class C	Class R	Class R6	Advisor Class
Initial sales charge of 4.25% or less	Initial sales charge of 2.50% or less	No initial sales charge	No initial sales charge	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 0.75% on purchases of $1 million or more sold within 18 months	Deferred sales charge is not applicable	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C or R due to lower distribution fees	Lower annual expenses than Class C or R due to lower distribution fees (same as Class A)	Higher annual expenses than Class A due to higher distribution fees	Higher annual expenses than Class A due to higher distribution fees (lower than Class C)

The Templeton Global Bond Fund and the Templeton Global Total Return Fund began offering Class T shares on June 12, 2017.

XI.        The “Your Account – Choosing a Share Class – Class A, C & R” section heading on page 144 is replaced with “Choosing a Share Class - Class A, T, C & R.”

XII.       The following is added to the “Your Account - Choosing a Share Class” section beginning on page 144:

Sales Charges - Class T
when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
Under $250,000	2.50	2.56
$250,000 but under $500,000	2.00	2.04
$500,000 but under $1 million	1.50	1.52
$1 million or more	1.00	1.01

1.     The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

Distribution and Service (12b-1) Fees

Class T has a distribution plan, sometimes known as a Rule 12b-1 plan, which allows the Fund to pay distribution fees of up to 0.25% per year to those who sell and distribute Class T shares and provide other services to shareholders. Because these fees are paid out of Class T’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We calculate the amount of these fees over a 12-month period that may differ from the Fund's fiscal year. Therefore, the amount shown from time to time in the Fund's fee table (which is based upon the Fund's fiscal year) may differ from the amount set forth in the Rule 12b-1 plan due to timing differences.

XIII.       The first sentence of the first paragraph of the “Your Account – Choosing a Share Class – Reinstatement Privilege” section on page 151 is replaced with the following:

If you sell any class of shares of a Franklin Templeton Investments fund (except Class T), you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class without an initial sales charge.

XIV.      The “Your Account – Buying Shares – Minimum Investments – Class A, C & R” section heading on page 155 is replaced with “Minimum Investments – Class A, T, C & R.”

XV.       The first heading and paragraph of the “Your Account – Exchanging Shares – Exchange Privilege” section on page 163 is replaced with the following:

Class A, T, C & R

You can exchange shares between most Franklin Templeton funds within the same class,* generally without paying any additional sales charges. If you exchange shares from a money fund and those shares were not charged a sales charge previously, however, a sales charge may apply.  Further, any exchange between Franklin Templeton funds within Class T are subject to the Class T sales charges described under "Your Account — Choosing a Share Class — Class A, T, C & R — Sales Charges - Class T."

XVI.      The “Your Account – Account Policies – Calculating Share Price – Class A & C” section heading on page 168 is replaced with “Class A, T & C.”

XVII.     The “Your Account – Account Policies – Dealer Compensation – Class A, C & R” section heading on page 174 is replaced with “Class A, T, C & R” and the table on page 175 is replaced with the following:

	Class A	Class T	Class C	Class R
Commission (%)	--	--	1.00[1]	--
Investment under $100,000	4.00	2.50	--	--
$100,000 but under $250,000	2.80	2.50	--	--
$250,000 but under $500,000	2.00	2.00	--	--
$500,000 but under $1 million	1.60	1.50	--	--
$1 million or more	up to 0.75	1.00	--	--
12b-1 fee to dealer	0.25[2]	0.25	0.65[3]	0.50

Please keep this supplement with your prospectus for future reference.

TL1 SA1 06/17

SUPPLEMENT DATED June 9, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2017

OF

EACH OF THE LISTED FUNDS

TEMPLETON INCOME TRUST

Templeton Global Bond Fund

Templeton Global Total Return Fund

The statement of additional information (SAI) is amended as follows:

I.          The Templeton Global Bond Fund and Templeton Global Total Return Fund (each, a “Fund” and together, the “Funds”) will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, each Fund will offer six classes of shares, Class A, Class T, Class C, Class R, Class R6 and Advisor Class shares.

II.          The Fund’s classes on the cover of the SAI are replaced with the following:

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Templeton Global Bond Fund	TPINX	Pending	TEGBX	FGBRX	FBNRX	TGBAX
Templeton Global Total Return Fund	TGTRX	Pending	TTRCX	FRRGX	FTTRX	TTRZX

III.         The following is added under the “Organization, Voting Rights and Principal Holders” section beginning on page 76:

Effective on June 12, 2017, each Fund also began offering Class T shares.  The full title of each Class T shares of the Fund is:

•         Templeton Global Bond Fund - Class T

•         Templeton Global Total Return Fund - Class T

IV.        The principal holders list for each Fund under the “Organization, Voting Rights and Principal Holders” section beginning on page 77 is replaced with the following:

As of May 10, 2017, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Templeton Global Bond Fund
National Financial Services LLC* Attn: Mutual Fund Department, 4th FL. 499 Washington Blvd. Jersey City, NJ 07310-1995	A	25.77
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	A	10.31
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	8.07
Charles Schwab & Co., Inc.* 211 Main St. San Francisco, CA 94105-1905	A	5.61
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Dr. E Jacksonville, FL 32246-6486	C	12.66
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr, FL 3 Jersey City, NJ 07311-1114	C	12.56
WFCS LLC* 2801 Market St. St. Louis, MO 63103-2523	C	11.60
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	10.35
National Financial Services LLC* Attn: Mutual Fund Department, 4th FL 499 Washington Blvd. Jersey City, NJ 07310-1995	C	8.70
Raymond James* Attn: Courtney Waller 880 Carillon Pkwy St. Petersburg, FL 33716-1102	C	7.46
UBS WM USA* 1000 Harbor Blvd Weehawken, NJ 07086-6761	C	6.47
Hartford Life Insurance Co. Separate Account Attn: UIT Operations PO Box 2999 Hartford, CT 06104-2999	R	17.36
DCGT* Attn: NPIO Trade Desk 711 High Street Des Moines, IA 50303	R	15.21
Voya Retirement Insurance and Annuity Co.* 1 Orange Way Windsor, CT 06095-4773	R	11.04
Merrill Lynch Pierce Fenner & Smith Inc.* Attn: Fund Administration 4800 Deer Lake Dr. E Jacksonville, FL 32246-6484	R	7.03
National Financial Services LLC* Attn: Mutual Fund Department, 4th FL 499 Washington Blvd. Jersey City, NJ 07310-1995	R6	23.22
National Financial Services LLC* Attn: Mutual Fund Department, 4th FL 499 Washington Blvd. Jersey City, NJ 07310-1995	Advisor	13.85
Charles Schwab & Co.* 211 Main St. San Francisco, CA 94105-1905	Advisor	12.40
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	10.31
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 97N48 4800 Deer Lake Dr E Jacksonville, FL 32246-6486	Advisor	7.55
UBS WM USA* 1000 Harbor Blvd Weehawken, NJ 07086-6761	Advisor	6.75
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr FL 3 Jersey City, NJ 07311-1114	Advisor	6.64
WFCS LLC* 2801 Market St. St. Louis, MO 63103-2523	Advisor	6.04
Templeton Global Total Return Fund
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Drive E, FL 2 Jacksonville, FL 32246-6484	A	24.08
Charles Schwab & Co., Inc.* Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	A	8.84
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	8.62
National Financial Services LLC* Attn: Mutual Fund Department, 4th FL 499 Washington Blvd. Jersey City, NJ 07310-1995	A	8.60
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	A	8.25
Raymond James* Attn: Courtney Waller 880 Carillon Pkwy St. Petersburg, FL 33716-1102	A	5.11
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Dr E Jacksonville, FL 32246-6484	C	14.87
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	12.86
Raymond James* Attn: Courtney Waller 880 Carillon Pkwy St. Petersburg, FL 33716-1102	C	10.29
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr., FL 3 Jersey City, NJ 07311-1114	C	9.88
National Financial Services LLC* Attn: Mutual Fund Department, 4th FL 499 Washington Blvd Jersey City, NJ 07310-1995	C	9.70
WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	C	9.21
UBS WM USA* 1000 Harbor Blvd. Weehawken, NJ 07086-6761	C	7.28
DCGT* Attn: NPIO Trade Desk 711 High Street Des Moines, IA 50303	R	35.56
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Drive E, Fl 2 Jacksonville, FL 32246-6484	R	19.82
Wachovia Bank National Association FBO Def Comp Plan of CED Inc., PS Def Attn: Shelley Anderson One West Fourth Street Winston-Salem, NC 27101	R	7.21
Great-West Trust Co LLC* c/o Mutual Fund Trading 8525 E Orchard Road Greenwood Village, CO 80111-5002	R	6.24
Fr Conservative Allocation Fund F/T Fund Allocator c/o Fund Accounting Dept. 3344 Quality Drive Rancho Cordova, CA 95670-7313	R6	14.02
Fr Moderate Allocation Fund F/T Fund Allocator c/o Fund Accounting 3344 Quality Drive Rancho Cordova, CA 95670-7313	R6	12.97
Comerica Bank FBO Mott Global PO Box 75000 Mail Code 3446 Detroit, MI 48275	R6	11.18
John Templeton Foundation 300 Conshohocken State Rd., Ste 500 Conshohocken, PA 19428-3815	R6	9.32
MAC Co* Attn: Mutual Fund Ops 500 Grant Street Room 151-1010 Pittsburgh, PA 15258	R6	7.62
National Financial Services LLC* Attn: Mutual Fund Department, 4th Fl. 499 Washington Blvd. Jersey City, NJ 07310-1995	R6	5.34
National Financial Services LLC* Attn: Mutual Fund Department, 4th Fl. 499 Washington Blvd. Jersey City, NJ 07310-1995	Advisor	14.01
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Dr. E Jacksonville, FL 32246-6484	Advisor	13.64
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	11.81
Charles Schwab & Co., Inc.* Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	Advisor	11.21
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr., FL 3 Jersey City, NJ 07311-1114	Advisor	8.38
Raymond James* Attn: Courtney Waller 880 Carillon Pkwy St. Petersburg, FL 33716-1102	Advisor	7.49
WFCS LLC* 2801 Market St St. Louis, MO 63103-2523	Advisor	5.99

1

*       For the benefit of its customer(s).

V.         The last paragraph under the “Organization, Voting Rights and Principal Holders” section on page 80 is replaced with the following:

As of May 10, 2017, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class of the Fund.  The board members may own shares in other funds in Franklin Templeton Investments.

VI.        The first paragraph under the “Buying and Selling Shares - Initial sales charges” section on page 81 is replaced with the following:

2

The maximum initial sales charges are 4.25% and 2.50% for Class A and Class T shares, respectively. There is no initial sales charge for Class C, Class R, Class R6 and Advisor Class.

VII.       “The Underwriter – Distribution and service (12b-1) fees - Class A, C and R” section heading on page 86 is replaced with “Distribution and service (12b-1) fees - Class A, T, C and R.”

VIII.       Under the heading “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R,” the sub-heading “The Class A, C and R plans” on page 86 is replaced with “The Class A, T, C and R plans.”

IX.        The following is added to “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R - The Class A, T, C and R plans” section on page 86:

The Templeton Global Bond Fund and Templeton Global Total Return Fund may pay up to 0.25% per year of Class T's average daily net assets.

X.         The second paragraph under “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R - The Class A, T, C and R plans” section on page 86 is replaced with the following:

The Class A and Class T plans are reimbursement plans. Each plan allows the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plans.

XI.        The first sentence of the second paragraph under the “Performance – Average annual total return before taxes” section on page 88 is replaced with the following:

When considering the average annual total return before taxes quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XII.       The second sentence of the third paragraph under the “Performance – Average annual total return after taxes on distributions” section on page 88 is replaced with the following:

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIII.       The second sentence of the fourth paragraph under the “Performance – Average annual total return after taxes on distributions and sale of fund shares” section on page 89 is replaced with the following:

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIV.      The first sentence of the first paragraph under the “Performance – Other performance quotations” section on page 90 is replaced with the following:

The Fund also may quote the performance of Class A and Class T shares without a sales charge.

Please keep this supplement for future reference.

3

TEMPLETON INCOME TRUST
File Nos. 033-06510 and 811-04706

PART C
Other Information

Item 28. Exhibits

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a) Agreements and Declaration of Trust

(i)	Agreement and Declaration of Trust dated October 18, 2006[6]

(ii)	Certificate of Trust of Templeton Income Trust, a Delaware statutory trust dated October 18, 2006[6]

(iii)	Certificate of Amendment of Agreement and Declaration of Trust dated October 21, 2008[8]

(b) By-laws

(i)	By-Laws of Templeton Income Trust, a Delaware statutory trust dated October 18, 2006[6]

(c) Instruments of Defining Rights of Security Holders

(i)	Agreement and Declaration of Trust
(a)	Article III, Shares
(b)	Article V, Shareholders’ Voting Powers and Meetings
(c)	Article VI, Net Asset Value, Distributions, Redemptions and Transfers
(d)	Article VIII, Certain Transactions – Section 4
(e)	Article X, Miscellaneous – Section 4

(ii)	By-Laws
(a)	Article II, Meetings of Shareholders
(b)	Article VI, Records and Reports – Section 1, 2 and 3
(c)	Article VII, General Matters: - Sections 3, 4, 6 and 7
(d)	Article VIII, Amendment – Section 1

(iii)	Part B: Statement of Additional Information – Item 22

(d) Investment Advisory Contract

(i)	Amended and Restated Investment Management Agreement between the Registrant on behalf of Templeton International Bond Fund and Franklin Advisers, Inc. dated July 1, 2013[13]

(ii)	Amended and Restated Investment Management Agreement between the Registrant on behalf of Templeton Global Total Return Fund and Franklin Advisers, Inc. dated July 1, 2013[13]

(iii)	Investment Management Agreement between the Registrant on behalf of Templeton Emerging Markets Bond Fund and Franklin Advisers, Inc. dated December 6, 2012[13]

(iv)	Amended and Restated Investment Management Agreement between the Registrant on behalf of Templeton Global Bond Fund and Franklin Advisers, Inc. dated June 1, 2014[14]

(v)	Amendment dated July 1, 2015 to Amended and Restated Investment Management Agreement dated July 1, 2013 on behalf of Templeton Global Total Return Fund and Franklin Advisers, Inc. [15]

(e) Underwriting Contracts

(i)	Forms of Selling Agreements between Registrant, Franklin Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010[10]

(ii)	Distribution Agreement between the Registrant on behalf of each series and Franklin Templeton Distributors, Inc. dated September 20, 2013[13]

(f) Bonus or Profit Sharing Contracts

Not applicable

(g) Custodian Agreements

(i)	Custody Agreement between Registrant on behalf of Templeton Global Bond Fund and JPMorgan Chase Bank dated September 15, 1986[2]

(ii)	Amendment dated March 3, 1998 to the Custody Agreement between Registrant on behalf of Templeton Global Bond Fund and JPMorgan Chase Bank[3]

(iii)	Amendment No. 2 dated July 23, 1998 to the Custody Agreement between Registrant on behalf of Templeton Global Bond Fund and JPMorgan Chase Bank[3]

(iv)	Amendment No. 3 dated May 1, 2001 to the Custody Agreement between Registrant on behalf of Templeton Global Bond Fund and JPMorgan Chase Bank[4]

(v)	Assignment of Custody Agreement between Registrant on behalf of Templeton Global Bond Fund and JPMorgan Chase Bank dated December 3,2007[7]

(vi)	Master Custody Agreement dated February 16, 1996 between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon[7]

(vii)

Amendment dated May 7, 1997 to Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton International Bond and Templeton Global Total Return Fund and The Bank of New York Mellon[7]

(viii)

Amendment dated February 27, 1998 to Master Custody Agreement dated February 16, 1996 between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon[7]

(ix)

Amendment dated January 27, 2017, to Exhibit A of the Master

Custody Agreement dated February 16, 1996 between the Registrant on behalf of Templeton International Bond Fund and Templeton

Global Total Return Fund and The Bank of New York Mellon[17]

(x)

Amendment dated May 16, 2001, to Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon[7]

(xi)

Amendment dated January 27, 2017, to Schedule 1 of Amendment dated May 16, 2001 to the Master Custody Agreement dated February 16, 1996 between Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon[17]

(xii)

Amended and Restated Foreign Custody Manager Agreement between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon made as of May 16, 2001[7]

(xiii)

Amended and Restated dated January 27, 2017, to Schedule 1 of the Amended and Restated Foreign Manager Agreement between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon[17]

(xiv)

Amendment dated November 19, 2014, to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon[14]

(xv)	Terminal Link Agreement dated February 16, 1996 between the Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon[7]

(xvi)

Amendment dated January 27, 2017, to Exhibit A of the Terminal Link Agreement between Registrant on behalf of Templeton International Bond Fund and Templeton Global Total Return Fund and The Bank of New York Mellon dated February 16, 1996[17]

(xvii)	Supplement to the Master Custody Agreement Hong Kong- China Connect Service dated August 18, 2016[16]

(h) Other Material Contracts

(i)	Sub-Transfer Agent Agreement dated June 22, 1994 between the Registrant, Franklin Templeton Investor Services, LLC and The Shareholder Services Group, Inc.[5]

(ii)	Amendment to Sub-Transfer Agent Agreement dated January 1, 1999[5]

(iii)	Assignment of Sub-Transfer Agent Agreement dated June 13, 2003[5]

(iv)	Sub-Accounting Services Agreement dated May 1, 1991 between the Registrant, Franklin Templeton Investor Services, LLC, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner & Smith, Inc.[2]

(v)	Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant on behalf of each series and Franklin Templeton Investor Services LLC dated June 1, 2014[14]

(vi)	Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC, on behalf of Templeton Global Bond Fund dated June 1, 2014[14]

(vii)

Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC, on behalf of Templeton Constrained Bond Fund, Templeton Emerging Markets Bond Fund, Templeton Global Total Return Fund and Templeton International Bond Fund dated July 1, 2013, amended as of July 1, 2014[14]

(i) Legal Opinion

(i)	Legal Opinion and Consent of Counsel with respect to TIT and each of its series Templeton Global Bond Fund and Templeton International Bond Fund dated November 27, 2007[7]

(ii)	Legal Opinion and Consent of Counsel with respect to Templeton Emerging Markets Bond Fund, dated January 15, 2013[11]

(j) Other Opinions

Not applicable

(k) Omitted Financial Statements

Not applicable

(l) Initial Capital Agreements

(i)	Letter of Understanding dated April 28, 1995[1]

(m) Rule 12b-1 Plan

(i)	Amended and Restated Distribution Plan – Class A Templeton International Bond Fund dated February 24, 2009[9]

(ii)	Amended and Restated Distribution Plan – Class C Templeton International Bond Fund dated July 15, 2009[9]

(iii)	Amended and Restated Distribution Plan – Class R Templeton International Bond Fund dated July 15, 2009[9]

(iv)	Amended and Restated Distribution Plan – Class A Templeton Global Bond Fund dated February 24, 2009[9]

(v)	Amended and Restated Distribution Plan – Class C Templeton Global Bond Fund dated July 15, 2009[9]

(vi)	Amended and Restated Distribution Plan – Class R Templeton Global Bond Fund dated July 15, 2009[9]

(vii)	Amended and Restated Distribution Plan – Class A Templeton Global Total Return Fund dated February 24, 2009[9]

(viii)	Amended and Restated Distribution Plan – Class C Templeton Global Total Return Fund dated July 15, 2009[9]

(ix)	Amended and Restated Distribution Plan – Class R Templeton Global Total Return Fund dated July 15, 2009[9]

(x)	Distribution Plan – Class A Templeton Emerging Markets Bond Fund dated December 6, 2012[11]

(xi)	Distribution Plan – Class C Templeton Emerging Markets Bond Fund dated December 6, 2012[11]

(xii)	Distribution Plan – Class R Templeton Emerging Markets Bond Fund dated December 6, 2012[11]

(xiii)	Form of Distribution Plan – Class T Templeton Global Bond Fund

(xiv)	Form of Distribution Plan-Class T Templeton Global Total Return Fund

(n) Rule 18f-2 Plan

(i)	Multi-Class Plan, Templeton Income Trust on behalf of Templeton International Bond Fund dated July 18, 2007[7]

(ii)	Multi-Class Plan, Templeton Income Trust on behalf of Templeton Emerging Markets Bond Fund dated December 6, 2012[11]

(iii)	Form of Amended Multi-Class Plan, Templeton Income Trust on behalf of Templeton Global Bond Fund

(iv)	Form of Amended Multi-Class Plan, Templeton Income Trust on behalf of Templeton Global Total Return Fund

(p) Code of Ethics

(i)	Code of Ethics dated May 1, 2013[14]

(q)Power of Attorney

(i)	Power of Attorney dated December 1, 2016[16]

1.	Previously filed with Post-Effective Amendment No. 16 to the Registration Statement on April 28, 1995

2.	Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on December 28, 1995

3.	Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on October 30, 1998

4.	Previously filed with Post-Effective Amendment No. 25 to the Registration Statement on December 27, 2002

5.	Previously filed with Post-Effective Amendment No. 26 to the Registration Statement on December 30, 2003

6.	Previously filed with Post-Effective Amendment No. 30 to the Registration Statement on September 17, 2007

7.	Previously filed with Post-Effective Amendment No. 31 to the Registration Statement on November 28, 2007

8.	Previously filed with Post-Effective Amendment No. 33 to the Registration Statement on December 29, 2008

9.	Previously filed with Post-Effective Amendment No. 34 to the Registration Statement on December 28, 2009

10.	Previously filed with Post-Effective Amendment No. 35 to the Registration Statement on October 29, 2010

11.	Previously filed with Post-Effective Amendment No. 41 to the Registration Statement on January 16, 2013

12.	Previously filed with Post-Effective Amendment No. 43 to the Registration Statement on April 29, 2013

13.	Previously filed with Post-Effective Amendment No. 46 to the Registration Statement on September 18, 2013

14.	Previously filed with Post-Effective Amendment No. 50 to the Registration Statement on December 24, 2014

15.	Previously filed with Post-Effective Amendment No. 52 to the Registration Statement on December 28, 2015

16.	Previously filed with Post-Effective Amendment No. 54 to the Registration Statement on December 23, 2016

17.	Previously filed with Post-Effective Amendment No. 56 to the Registration Statement on April 27, 2017

Item 29.  Persons Controlled by or Under Common Control with the Fund

          None

Item 30.  Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of the Investment Adviser

The officers and directors of Franklin Advisers, Inc. (Advisers), also serve as officers and/or directors for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Investments.

For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.  Principal Underwriter

(a)	Franklin Templeton Distributors, Inc., (Distributors) also acts as principal underwriter of shares of:
Franklin Alternative Strategies Funds
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Templeton ETF Trust
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin U.S. Government Money Fund
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Institutional Funds

(b)

The information required with respect to each director and

officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c)	Not Applicable. Registrant’s principal underwriter is an affiliated person of the Registrant.

Item 33.  Location of Accounts and Records

Certain accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31 (a) of the Investment Company Act and the rules thereunder are located at 300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923. Other records are maintained at the offices of Franklin Templeton Investor Services, LLC, 100 Fountain Parkway, St. Petersburg, Florida 33716-1205 and 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.  Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.  Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 26th day of May, 2017.

TEMPLETON INCOME TRUST, a

Delaware statutory trust

(Registrant)

By: /s/Lori A. Weber

Lori A. Weber,

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

CHRISTOPHER J. MOLUMPHY*	President and
Christopher J. Molumphy	Chief Executive Officer – Investment Management	May 26, 2017

LAURA F. FERGERSON*
Laura F. Fergerson	Chief Executive Officer – Finance and Administration	May 26, 2017

MARK H. OTANI*
Mark H. Otani	Chief Financial Officer and Chief Accounting Officer	May 26, 2017

HARRIS J. ASHTON*
Harris J. Ashton	Trustee	May 26, 2017

ANN TORRE BATES*
Ann Torre Bates	Trustee	May 26, 2017

MARY C. CHOKSI*
Mary C. Choksi	Trustee	May 26, 2017

EDITH E. HOLIDAY*
Edith E. Holiday	Trustee	May 26, 2017

GREGORY E. JOHNSON*
Gregory E. Johnson	Trustee	May 26, 2017

RUPERT H. JOHNSON, JR.*
Rupert H. Johnson, Jr.	Trustee	May 26, 2017

J. MICHAEL LUTTIG*
J. Michael Luttig	Trustee	May 26, 2017

DAVID W. NIEMIEC*
David W. Niemiec	Trustee	May 26, 2017

LARRY D. THOMPSON*
Larry D. Thompson	Trustee	May 26, 2017

CONSTANTINE D. TSERETOPOULOS*
Constantine D. Tseretopoulos	Trustee	May 26, 2017

ROBERT E. WADE*
Robert E. Wade	Trustee	May 26, 2017

* By:  /s/Lori A. Weber

    Lori A. Weber

    Attorney-in-Fact

   (Pursuant to Power of Attorney previously filed)

TEMPLETON INCOME TRUST

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

Exhibit No.	Description

EX-99.(m)(xiii)	Form of Distribution Plan – Class T Templeton Global Bond Fund

EX-99.(m)(xiv)	Form of Distribution Plan – Class T Templeton Global Total Return Fund

EX-99.(n)(iii)	Form of Amended Multi-Class Plan, Templeton Income Trust on behalf of Templeton Global Bond Fund

EX-99.(n)(iv)	Form of Amended Multi-Class Plan, Templeton Income Trust on behalf of Templeton Global Total Return Fund